DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Assets Sold and Results of Capital Services Operations
The revenue and pre-tax income of our former Nuclear Operations for 2015 and 2014 was as follows:

	Years Ended December 31,
	2015	2014
Revenue	$2,061,167	$1,841,018
Pre-tax income	$215,150	$151,800
The carrying values of the major classes of assets and liabilities of the discontinued Capital Services Operations within our Balance Sheets at December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
Assets
Cash	$14,477	$14,507
Accounts receivable	239,146	274,186
Costs and estimated earnings in excess of billings	153,275	165,003
Other assets	7,834	7,876
Current assets of discontinued operations	414,732	461,572

Property and equipment, net	59,746	64,916
Goodwill (1)	229,607	884,607
Other intangible assets	148,440	165,040
Other assets	24,351	39,487
Non-current assets of discontinued operations	462,144	1,154,050

Total assets of discontinued operations	$876,876	$1,615,622

Liabilities
Accounts payable	$141,028	$112,884
Billings in excess of costs and estimated earnings	53,986	67,287
Other liabilities	52,455	50,160
Current liabilities of discontinued operations	247,469	230,331

Other liabilities	5,388	5,921
Non-current liabilities of discontinued operations	5,388	5,921

Total liabilities of discontinued operations	$252,857	$236,252

Noncontrolling interests of discontinued operations	$6,874	$7,484

(1)
The carrying value of goodwill for the discontinued Capital Services Operations includes the impact of a $655,000 impairment charge recorded in the fourth quarter 2016 in connection with our annual impairment assessment (discussed in Not

The results of our Capital Services Operations that have been reflected within discontinued operations in our Statement of Operations for 2016, 2015, and 2014 were as follows:

	Years Ended December 31,
	2016	2015	2014
Revenue	$2,211,835	$2,385,863	$2,217,369
Cost of revenue	2,063,189	2,227,041	2,051,861
Gross profit	148,646	158,822	165,508
Selling and administrative expense	51,833	50,745	46,332
Intangibles amortization	16,600	19,960	19,960
Other operating income, net	(2,328)	(1,353)	(1,240)
Goodwill impairment (1)	655,000	—	—
Integration related costs	—	—	8,300
Operating (loss) income from discontinued operations	(572,459)	89,470	92,156
Interest expense (2)	(24,109)	(23,857)	(22,372)
Interest income	1,155	1,244	1,154
(Loss) income from discontinued operations before taxes	(595,413)	66,857	70,938
Income tax expense (3)	(23,486)	(20,963)	(32,051)
Net (loss) income from discontinued operations	(618,899)	45,894	38,887
Net income from discontinued operations attributable to noncontrolling interests	(2,187)	(2,511)	(1,876)
Net (loss) income from discontinued operations attributable to CB&I	$(621,086)	$43,383	$37,011

(1)	Represents the goodwill impairment charge recorded in the fourth quarter 2016 in connection with our annual impairment assessment (discussed in Note 7).

(2)
Interest expense, including amortization of capitalized debt issuance costs, was allocated to the discontinued Capital Services Operations due to a requirement to use the proceeds from the transaction to repay our debt. The allocation was based upon the anticipated amounts to be repaid.

(3)	Income tax expense for 2016 reflects the non-deductibility of the aforementioned $655,000 goodwill impairment charge.
Cash flows for our Capital Services Operations for 2016, 2015 and 2014 were as follows:

	Years Ended December 31,
	2016	2015	2014
Operating cash flows	$145,643	$76,365	$(52,828)
Investing cash flows	$(6,561)	$(11,706)	$(14,222)